Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2012	2011	2012	2011	2012	2011	2012	2011
Total revenues	$198	$974	$2,110	$1,575	$1,170	$2,472	$626	$901
Total benefits, losses and expenses	(60)	740	2,014	1,360	948	3,285	671	674
Income (loss) from continuing operations, net of tax	202	192	93	287	173	(486)	27	193
Income (loss) from discontinued operations, net of tax	86	42	(6)	33	30	(17)	(49)	—
Net income (loss)	288	234	87	320	203	(503)	(22)	193
Less: Net income (loss) attributable to the noncontrolling interest	(1)	1	—	1	—	(4)	3	2
Net income (loss) attributable to Hartford Life Insurance Company	$289	$233	$87	$319	$203	$(499)	$(25)	$191